Derivative Financial Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign currency risk

	December 31, 2015		December 31, 2014
	Sell	Fair value	Sell	Fair Value
	(millions)
US dollar	$1,023	$(55)	$678	$(20)
Euro	$202	$21	$186	$18
Japanese yen	$51	$3	$51	$7

Derivative financial and hedging instruments

		Fair value
	Balance sheet	December 31,	December 31,
Derivative financial instruments designated as hedging instruments:	classification	2015	2014
		(millions)
Assets:
Forward exchange contracts	Other assets	$25	$26
Interest rate swaps	Other assets	2	—
Total derivatives designated as hedging instruments		$27	$26
Liabilities:
Forward exchange contracts	Other liabilities	$53	$21
Interest rate swaps	Other liabilities	2	—
Total derivatives designated as hedging instruments		$55	$21

Derivatives in cash flow hedging relationships

Derivatives in cash flow hedging relationships	Amount of gain (loss) recognized in OCI(i)on derivative (effective element)	Location of gain (loss) reclassified from accumulated OCI(i) into income (effective element)	Amount of gain (loss) reclassified from accumulated OCI(i) into income(effective element)	Location of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)	Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)
	(millions)		(millions)		(millions)
Year Ended December 31, 2015
Treasury locks	—	Interest expense	(1)	Interest expense	—
Forward exchange contracts	(38)	Other income (expense), net	4	Interest expense	1
Total	$(38)		$3		$1
Year Ended December 31, 2014
Interest rate swaps	$—	Investment income	$(5)	Other income (expense), net	$—
Treasury locks	—	Interest expense	(1)	Interest expense	—
Forward exchange contracts	(31)	Other income (expense), net	16	Interest expense	(1)
Total	$(31)		$10		$(1)
Year Ended December 31, 2013
Interest rate swaps	$—	Investment income	$(5)	Other income (expense), net	$—
Treasury locks	19	Interest expense	—	Interest expense	2
Forward exchange contracts	10	Other income (expense), net	1	Interest expense	1
Total	$29		$(4)		$3

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Amounts above shown gross of tax.
(i) OCI means other comprehensive income.